Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SINGAPORE
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
MALAYSIA
Income tax description	The standard corporate income tax rate in Malaysia is 24%. However, as the subsidiary fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000.
AUSTRALIA
Statutory tax rate	30.00%	30.00%
JAPAN
Statutory tax rate	15.00%	15.00%